As filed with the Securities and Exchange Commission on May 6, 2011
                                                                                                                            File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 535	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 535	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	ANDREW JOSEF, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK INSTITUTIONAL TRUST COMPANY, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On May 16, 2011, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 535 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until May 16, 2011, the effectiveness of the registration statement for the iShares International Inflation-Linked Bond Fund (the “Fund”), filed in Post-Effective Amendment No. 468 on September 2, 2010, pursuant to paragraph (a) of Rule 485 of the 1933 Act. The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 482 on November 12, 2010, in Post-Effective Amendment No. 485 on November 29, 2010, in Post-Effective Amendment No. 488 on December 6, 2010, in Post-Effective Amendment No. 495 on January 5, 2011, in Post-Effective Amendment No. 504 on January 27, 2011, in Post-Effective Amendment No. 509 on February 24, 2011, in Post-Effective Amendment No. 515 on March 24, 2011, and in Post-Effective Amendment No. 527 on April 21, 2011, each pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 535 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 468.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 535 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 6th day of May, 2011.

iShares Trust

By:
Michael Latham*
President and Trustee

Date: May 6, 2011

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 535 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Trustee

Date: May 6, 2011

John E. Martinez*
Trustee

Date: May 6, 2011

George G. C. Parker*
Trustee

Date: May 6, 2011

Cecilia H. Herbert*
Trustee

Date: May 6, 2011

Charles A. Hurty*
Trustee

Date: May 6, 2011

John E. Kerrigan*
Trustee

Date: May 6, 2011

Robert H. Silver*
Trustee

Date: May 6, 2011

Robert S. Kapito*
Trustee

Date: May 6, 2011

/s/ Jack Gee
Jack Gee
Treasurer

Date: May 6, 2011

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: May 6, 2011

*
Powers of Attorney, each dated May 26, 2010, for Michael Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 444, filed June 28, 2010.